Other Current Assets - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	0 Months Ended	12 Months Ended					7 Months Ended
	Sep. 12, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Sep. 12, 2014
Other Assets and Other Liabilities [Line Items]
Net of tax benefit/(expense) on available-for-sale equity securities		$ (9,376)
Consideration on sale of available-for-sale equity security	12,465
Gain on disposal of available-for-sale equity security		10,897		0		0
Receivable from the Group's executives and employees		4,506	[1]	4,522	[1]
Withholding tax obligation		15,744	[2]	15,801	[2]
Executives and employees | General and administrative expenses
Other Assets and Other Liabilities [Line Items]
Provision for doubtful recoveries of receivable				9,793
Other Current Assets
Other Assets and Other Liabilities [Line Items]
Receivable from the Group's executives and employees		4,506		4,522
Other comprehensive income
Other Assets and Other Liabilities [Line Items]
Unrealized (loss) gain on available-for-sale equity security				3,753		(3,368)	2,338
Net of tax benefit/(expense) on available-for-sale equity securities				(155)		1,122	(351)
Beijing Jingyuntong Technology Co., Ltd.
Other Assets and Other Liabilities [Line Items]
Available-for-sale securities, shares held by subsidiary				8
Equity interests restricted for sale, percent				1.00%
Equity interests restricted for sale, period				36 months
Available-for-sale equity security, original cost				$ 1,568

[1]	Receivable from the Group's executives and employees
[2]	Withholding individual income tax payable As of December 31, 2013 and 2014, the Group had withholding individual income tax payable of US$15,801 and US$15,744, respectively, arising from the Group's withholding tax obligation in relation to the exercise of share options by certain of the Group's executives and employees pursuant to PRC tax regulations (see Note 5(b)). The Group has obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group's executives and employees sell their shares, at which time the Group will remit the withholding tax on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2013 and 2014.